Balance Sheets - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 13,098,976	$ 17,544,547	$ 23,843,798
Grant receivable	2,173,684	2,104,050
Prepaid and other current assets	1,607,032	1,049,897	204,392
Total current assets	16,879,692	20,698,494	24,048,190
Operating lease right-of-use asset, net	282,910	339,653	406,726
Intangible assets, net	6,308	178,341	407,718
Goodwill	345,711	345,711	345,711
TOTAL ASSETS	17,514,621	21,562,199	25,208,345
CURRENT LIABILITIES:
Accounts payable and accrued expenses	1,611,312	2,200,320	3,586,912
Current portion of operating lease liability	82,398	74,464	60,343
Current portion of notes payable, net of financing cost, unearned premium and discount of $701,210 at June 30, 2024			5,701,210
Warrant liability			3,771
Total current liabilities	1,693,710	2,274,784	9,352,236
Operating lease liability, net of current portion	213,319	275,430	349,894
TOTAL LIABILITIES	1,907,029	2,550,214	9,702,130
STOCKHOLDERS' EQUITY:
Preferred stock; $0.001 par value; 10,000,000 shares authorized; 0 shares issued and outstanding
Common stock, $0.0001 par value; 800,000,000 shares authorized at March 31, 2026 and June 30, 2025; 7,544,675 shares issued of which 7,541,839 shares outstanding at March 31, 2026; and 1,917,061 shares issued of which 1,914,224 shares are outstanding at June 30, 2025	754	192	6,229
Additional paid in capital	384,221,988	371,156,068	349,732,674
Accumulated deficit	(368,615,121)	(352,144,246)	(334,232,661)
Treasury stock	(29)	(29)	(27)
Total stockholders' equity	15,607,592	19,011,985	15,506,215
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 17,514,621	$ 21,562,199	$ 25,208,345